OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Vessels and equipment, net	$ 2,983,073	$ 3,160,549
Operating lease, ROU asset	$ 14,642	9,847
Weighted average remaining lease term	5 years 3 months 18 days
Weighted average discount rate, percent	5.30%
Total rental expense for operating leases	$ 13,000	8,600	$ 8,200
Hilli LLC
Lessor, Lease, Description [Line Items]
Vessels and equipment, net	1,166,400
Vessels leased to third parties
Lessor, Lease, Description [Line Items]
Cost of property, plant and equipment	2,149,100	356,000
Accumulated depreciation	$ 2,156,100	$ 331,500